
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    06/30/95      AMENDMENT 01


Institutional Investment Manager:

THE BOSTON COMPANY FINANCIAL STRATEGIES, INC.
ONE BOSTON PLACE
BOSTON                                            MA            02108-0000


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    MARILYN KOLB                   DEPUTY GENERAL COUNSEL       617-722-7610


Signature, Place and Date of Signing:

/s/ MARILYN KOLB                   BOSTON                       MA    08/29/95


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED